INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 3,015,816		$ 3,351,093
Land		713,471		730,530
Other assets		918,932		971,406
Total Assets		4,648,219		5,053,029
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,978,740		6,629,724
Accounts payable and accrued expenses		84,352		70,743
Other liabilities		307,487		349,745
Liabilities		6,370,579		7,050,212
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Other partners		103,159		130,624
Partners Capital		(1,722,360)		(1,997,183)
Liabilities and Stockholders Equity		4,648,219		5,053,029
Series One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,015,816		3,351,093
Land		713,471		730,530
Other assets		918,932		971,406
Total Assets		4,648,219		5,053,029
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,978,740		6,629,724
Accounts payable and accrued expenses		84,352		70,743
Other liabilities		307,487		349,745
Liabilities		6,370,579		7,050,212
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Other partners		103,159		130,624
Partners Capital		(1,722,360)		(1,997,183)
Liabilities and Stockholders Equity		4,648,219		5,053,029
Series Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		$ 0		$ 0